U.S. Government Money Market Fund | Domestic Equity Funds
U.S. Government Money Market Fund
INVESTMENT OBJECTIVE
The U.S. Government Money Market Fund (the "Fund") seeks to provide security of principal, high current income, and liquidity.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	Domestic Equity Funds U.S. Government Money Market Fund Variable Annuity
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Domestic Equity Funds U.S. Government Money Market Fund Variable Annuity
Management Fees	0.50%
Distribution (12b-1) and Shareholder Service Fees	none
Other Expenses	0.77%
Total Annual Fund Operating Expenses	1.27%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Domestic Equity Funds U.S. Government Money Market Fund Variable Annuity	129	403	697	1,534

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. government securities. The Fund also may invest in 2a-7 eligible securities, including, but not limited to Eurodollar Time Deposits, securities issued by the International Bank for Reconstruction and Development (the World Bank), and high-quality commercial paper certificates of deposit, and short-term corporate bonds. The Fund operates under U.S. Securities and Exchange Commission rules, which impose certain liquidity, maturity and diversification requirements on all money market funds. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities issued by the U.S. government (and derivatives thereof).

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Credit Risk – The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Income Risk – Income Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.

Interest Rate Risk – The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

Repurchase Agreement Risk – The Fund's investment in repurchase agreements may be subject to market and credit risk with respect to the repurchase agreement counterparty and underlying collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Stable Price Per Share Risk – The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

The performance information shown below is based on a calendar year.

Highest Quarter Return (quarter ended 12/31/2006) 1.04%	Lowest Quarter Return (quarter ended 9/30/2012) 0.00%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2012)
Average Annual Total Returns	Label	Past 1 Year	Past 5 Years	Past 10 Years
Domestic Equity Funds U.S. Government Money Market Fund Variable Annuity	U.S. Government Money Market Fund	none	0.24%	1.11%

YIELD Call 800.820.0888 for the U.S. Government Money Market Fund's current yield.